Statements Of Changes In Owners' Capital (The Series Of The Frontier Fund - Frontier Diversified And Dynamic Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Frontier Diversified Series [Member]
Sale of Units	$ 44,490,694	[1]	$ 100,025,158	[1]	$ 57,792,453	[1]
Redemption of Units	(65,630,504)	[1]	(8,295,195)	[1]	(169,418)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(4,382,558)	[1]	11,449,890	[1]	(1,306,916)	[1]
Change in control of ownership - Trading Companies			172,237	[1]
Distributions			(15,232)	[1]
Operations attributable to non-controlling interests			(157,005)	[1]
Owners' Capital	133,973,604	[1]	159,495,972	[1]	56,316,119	[1]
Owners' Capital - Units, Sale of Units	423,027	[1]	1,023,195	[1]	581,063	[1]
Owners' Capital - Units, Redemption of Units	(624,060)	[1]	(80,843)	[1]	(1,700)	[1]
Owners' Capital - Units	1,320,682	[1]	1,521,715	[1]	579,363	[1]
Frontier Diversified Series [Member] | Managing Owner Class 1 [Member]
Sale of Units					27,500	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(1,150)	[1]	1,863	[1]	(879)	[1]
Owners' Capital	27,334	[1]	28,484	[1]	26,621	[1]
Owners' Capital - Units, Sale of Units					275	[1]
Owners' Capital - Units	275	[1]	275	[1]	275	[1]
Frontier Diversified Series [Member] | Managing Owner Class 2 [Member]
Sale of Units	200,000	[1]	965,000	[1]	547,500	[1]
Redemption of Units	(300,000)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(40,487)	[1]	118,437	[1]	(3,710)	[1]
Owners' Capital	1,486,740	[1]	1,627,227	[1]	543,790	[1]
Owners' Capital - Units, Sale of Units	1,818	[1]	9,723	[1]	5,562	[1]
Owners' Capital - Units, Redemption of Units	(2,802)	[1]
Owners' Capital - Units	14,301	[1]	15,285	[1]	5,562	[1]
Frontier Diversified Series [Member] | Limited Owners Class 1 [Member]
Sale of Units	26,631,502	[1]	56,557,502	[1]	33,782,890	[1]
Redemption of Units	(41,207,525)	[1]	(5,635,008)	[1]	(10,924)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(3,020,052)	[1]	6,137,234	[1]	(838,047)	[1]
Owners' Capital	72,397,572	[1]	89,993,647	[1]	32,933,919	[1]
Owners' Capital - Units, Sale of Units	256,557	[1]	583,661	[1]	340,324	[1]
Owners' Capital - Units, Redemption of Units	(397,037)	[1]	(55,025)	[1]	(110)	[1]
Owners' Capital - Units	728,370	[1]	868,850	[1]	340,214	[1]
Change in net asset value per unit	$ (4.18)	[1]	$ 6.78	[1]	$ (3.20)	[1]
Net asset value per unit	$ 99.40	[1]	$ 103.58	[1]	$ 96.80	[1]	$ 100.00	[1],[2]
Frontier Diversified Series [Member] | Limited Owners Class 2 [Member]
Sale of Units	17,659,192	[1]	42,502,656	[1]	23,434,563	[1]
Redemption of Units	(24,122,979)	[1]	(2,660,187)	[1]	(158,494)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(1,320,869)	[1]	5,192,356	[1]	(464,280)	[1]
Owners' Capital	60,061,958	[1]	67,846,614	[1]	22,811,789	[1]
Owners' Capital - Units, Sale of Units	164,652	[1]	429,811	[1]	234,902	[1]
Owners' Capital - Units, Redemption of Units	(224,221)	[1]	(25,818)	[1]	(1,590)	[1]
Owners' Capital - Units	577,736	[1]	637,305	[1]	233,312	[1]
Change in net asset value per unit	$ (2.50)	[1]	$ 8.69	[1]	$ (2.23)	[1]
Net asset value per unit	$ 103.96	[1]	$ 106.46	[1]	$ 97.77	[1]	$ 100.00	[1],[2]
Frontier Diversified Series [Member] | Non-Controlling Interests [Member]
Change in control of ownership - Trading Companies			172,237	[1]
Distributions			(15,232)	[1]
Operations attributable to non-controlling interests			(157,005)	[1]
Frontier Dynamic Series [Member]
Sale of Units	206,700	[1]	993,636	[1]	933,569	[1]
Redemption of Units	(1,776,990)	[1]	(281,352)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(62,632)	[1],[3]	23,721	[1],[3]	(36,652)	[1],[3]
Owners' Capital			1,632,922	[1],[4]	896,917	[1]
Owners' Capital - Units, Sale of Units	2,227	[1]	10,961	[1]	9,782	[1]
Owners' Capital - Units, Redemption of Units	(19,871)	[1]	(3,099)	[1]
Owners' Capital - Units			17,644	[1]	9,782	[1]
Frontier Dynamic Series [Member] | Managing Owner Class 1 [Member]
Sale of Units					27,500	[1]
Redemption of Units	(24,214)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(1,068)	[1]	140	[1]	(2,358)	[1]
Owners' Capital			25,282	[1]	25,142	[1]
Owners' Capital - Units, Sale of Units					275	[1]
Owners' Capital - Units, Redemption of Units	(275)	[1]
Owners' Capital - Units			275	[1]	275	[1]
Frontier Dynamic Series [Member] | Managing Owner Class 2 [Member]
Sale of Units					27,500	[1]
Redemption of Units	(25,098)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(862)	[1]	590	[1]	(2,130)	[1]
Owners' Capital			25,960	[1]	25,370	[1]
Owners' Capital - Units, Sale of Units					275	[1]
Owners' Capital - Units, Redemption of Units	(275)	[1]
Owners' Capital - Units			275	[1]	275	[1]
Frontier Dynamic Series [Member] | Limited Owners Class 1 [Member]
Sale of Units	165,200	[1]	860,542	[1]	601,269	[1]
Redemption of Units	(1,307,577)	[1]	(261,947)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(51,563)	[1]	14,232	[1]	(20,156)	[1]
Owners' Capital			1,193,940	[1]	581,113	[1]
Owners' Capital - Units, Sale of Units	1,791	[1]	9,518	[1]	6,356	[1]
Owners' Capital - Units, Redemption of Units	(14,778)	[1]	(2,887)	[1]
Owners' Capital - Units			12,987	[1]	6,356	[1]
Change in net asset value per unit	$ (3.89)	[1]	$ 0.51	[1]	$ (8.57)	[1]
Net asset value per unit	$ 88.05	[1],[4]	$ 91.94	[1]	$ 91.43	[1]	$ 100.00	[1],[2]
Frontier Dynamic Series [Member] | Limited Owners Class 2 [Member]
Sale of Units	41,500	[1]	133,094	[1]	277,300	[1]
Redemption of Units	(420,101)	[1]	(19,405)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(9,139)	[1]	8,759	[1]	(12,008)	[1]
Owners' Capital			$ 387,740	[1]	$ 265,292	[1]
Owners' Capital - Units, Sale of Units	436	[1]	1,443	[1]	2,876	[1]
Owners' Capital - Units, Redemption of Units	(4,543)	[1]	(212)	[1]
Owners' Capital - Units			4,107	[1]	2,876	[1]
Change in net asset value per unit	$ (3.14)	[1]	$ 2.15	[1]	$ (7.75)	[1]
Net asset value per unit	$ 91.26	[1],[4]	$ 94.40	[1]	$ 92.25	[1]	$ 100.00	[1],[2]

[1]	The Frontier Diversified Series and Frontier Dynamic Series began trading operations on June 9, 2009.
[2]	Values are for both the Managing Owner and Limited Owners.
[3]	The Frontier Dynamic Series ceased trading operations on July 15, 2011 and redeemed all existing Units. The Series remains open.
[4]	The Frontier Dynamic Series ceased trading operations on July 15, 2011 and redeemed all existing Units. Net asset value per unit represents the liquidation value. The Series remains open.